Lease liability (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of changes in lease liabilities

	Lessors in Brazil	Lessors abroad	Total
Balance at December 31, 2023	6,792	27,007	33,799
Remeasurement / new contracts	814	1,923	2,737
Payment of principal and interest (1)	(1,361)	(2,492)	(3,853)
Interest expenses	276	842	1,118
Foreign exchange losses	394	3,733	4,127
Translation adjustment	(881)	(3,738)	(4,619)
Balance at June 30, 2024	6,034	27,275	33,309
Current			7,437
Non-current			25,872
(1)	The Statement of Cash Flows comprises US$ 30 relating to changes on liabilities held for sale.

	Lessors in Brazil	Lessors abroad	Total
Balance at December 31, 2022	6,020	17,825	23,845
Remeasurement / new contracts	738	6,067	6,805
Payment of principal and interest	(1,040)	(1,822)	(2,862)
Interest expenses	237	531	768
Foreign exchange losses	(234)	(1,620)	(1,854)
Translation adjustment	486	1,555	2,041
Balance at June 30, 2023	6,207	22,536	28,743
Current			6,209
Non-current			22,534

Schedule of maturity lease arrangements

Nominal Future Payments	2024	2025	2026	2027	2028	2029 onwards	Total
Balance at June 30, 2024	4,085	6,799	5,136	3,742	2,870	26,357	48,989
Balance at December 31, 2023	7,442	6,137	4,547	3,367	2,708	25,939	50,140

Schedule of variable payments and terms of less than 1 year recognized as expenses

	06.30.2024	06.30.2023
Variable payments	528	588
Up to 1 year maturity	54	51

Variable payments x fixed payments	14%	21%